Interim Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue
Total revenue	$ 897,056	$ 718,155
Cruise operating expenses
Total cruise operating expenses	(593,661)	(503,925)
Other operating expenses
Selling and administration	(243,862)	(219,818)
Depreciation and amortization	(68,800)	(65,543)
Total other operating expenses	(312,662)	(285,361)
Operating loss	(9,267)	(71,131)
Non-operating income (expense)
Interest income	20,189	18,469
Interest expense	(86,704)	(113,631)
Currency (loss) gain	(25,607)	8,798
Private Placement derivative loss	0	(306,646)
Other financial loss	(896)	(24,955)
Loss before income taxes	(102,285)	(489,096)
Income tax expense	(3,167)	(1,606)
Net loss	(105,452)	(490,702)
Net loss attributable to Viking Holdings Ltd	(105,473)	(490,998)
Net income attributable to non-controlling interests	$ 21	$ 296
Weighted-average ordinary and special shares outstanding
Basic	442,910	221,936
Diluted	442,910	221,936
Net loss per share attributable to ordinary and special shares
Basic	$ (0.24)	$ (1.2)
Diluted	$ (0.24)	$ (1.2)
Commissions and Transportation Costs
Cruise operating expenses
Total cruise operating expenses	$ (175,684)	$ (137,408)
Direct Costs of Cruise, Land and Onboard
Cruise operating expenses
Total cruise operating expenses	(108,029)	(85,427)
Vessel Operating
Cruise operating expenses
Total cruise operating expenses	(309,948)	(281,090)
Cruise and Land
Revenue
Total revenue	834,965	665,284
Onboard and Other
Revenue
Total revenue	$ 62,091	$ 52,871